April 30, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:   BNY Mellon Investment Funds I

          - BNY Mellon Global Fixed Income Fund

              (the "Fund")

        1933 Act File No.: 33-08214
        1940 Act File No.: 811-04813
        CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 212 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2021.

Please address any comments or questions to my attention at (412) 234-2722.

Sincerely,

/s/ Lori Close
Lori Close
Analyst/Paralegal